Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Revenue			$ 225,000
Operating expenses:
Selling, general and administrative	1,259,297	363,303	3,786,840	2,891,946	3,619,000	2,715,881
Related party expenses	90,000	90,000	270,000	270,000	360,000	526,660
Total operating expenses	1,349,297	453,303	4,056,840	3,161,946	3,979,000	3,242,541
Loss from operations	(1,349,297)	(453,303)	(3,831,840)	(3,161,946)	(3,979,000)	(3,242,541)
Other income (expense):
Compensation expense, investors						(2,600,080)
Interest expense, net	(257,372)	(49,265)	(437,733)	(66,830)	(178,498)	(46,016)
Fair value of warrants issued for related party note extension			(1,661,113)
Fair value of warrants issued for inducement to convert			(341,864)
Earnings from investment	69,163	188,178	132,832	268,090	410,553	278,962
Impairment of note receivable - related party	(213,331)		(213,331)
Loss on sale of investment in affiliate	(2,790,073)		(2,790,073)
Total non-operating expenses	(3,191,613)	138,913	(5,311,282)	201,260	232,055	(2,367,134)
Net loss	$ (4,540,910)	$ (314,390)	$ (9,143,122)	$ (2,960,686)	$ (3,746,944)	$ (5,609,675)
Net loss per share - basic and diluted (in dollars per share)	$ (0.05)	$ 0.00	$ (0.10)	$ (0.03)	$ (0.04)	$ (0.7)
Weighted average common shares - basic and diluted (in shares)	100,456,780	91,846,946	96,087,426	90,597,462	90,082,796	75,272,994